Quarterly Holdings Report
for
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
July 31, 2025
NUD-NPRT3-0925
1.9908947.102
Common Stocks - 96.8%
	Shares	Value ($)
AUSTRALIA - 1.8%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	511	12,437
REA Group Ltd	51	7,769
		20,206
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	386	17,284
Lottery Corp/The	3,987	13,828
		31,112
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Woodside Energy Group Ltd	4,293	72,648
Financials - 0.7%
Banks - 0.1%
Commonwealth Bank of Australia	179	20,322
Capital Markets - 0.3%
ASX Ltd	302	13,537
Macquarie Group Ltd	470	65,088
		78,625
Insurance - 0.3%
QBE Insurance Group Ltd	1,474	21,866
Steadfast Group Ltd	1,285	4,890
Suncorp Group Ltd	2,944	39,464
		66,220
TOTAL FINANCIALS		165,167

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	114	23,274
Health Care Providers & Services - 0.0%
Sigma Healthcare Ltd	6,677	12,333
TOTAL HEALTH CARE		35,607

Industrials - 0.4%
Commercial Services & Supplies - 0.2%
Brambles Ltd	2,556	39,105
Professional Services - 0.0%
Computershare Ltd	296	7,968
Transportation Infrastructure - 0.2%
Transurban Group unit	5,070	44,869
TOTAL INDUSTRIALS		91,942

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	174	13,179
Materials - 0.1%
Metals & Mining - 0.1%
BlueScope Steel Ltd	884	13,402
TOTAL AUSTRALIA		443,263
AUSTRIA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	351	17,897
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	161	14,800
Materials - 0.1%
Paper & Forest Products - 0.1%
Mondi PLC	2,441	33,124
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	118	8,800
TOTAL AUSTRIA		74,621
BELGIUM - 1.4%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV	192	11,038
Financials - 1.2%
Banks - 1.2%
KBC Ancora	568	41,420
KBC Group NV	2,325	243,466
		284,886
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Fagron	383	9,506
Pharmaceuticals - 0.1%
UCB SA	103	22,387
TOTAL HEALTH CARE		31,893

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	1,450	22,637
TOTAL BELGIUM		350,454
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	1,772	162,058
CANADA - 11.2%
Consumer Discretionary - 0.7%
Broadline Retail - 0.4%
Dollarama Inc	715	97,724
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	449	30,467
Specialty Retail - 0.2%
Pet Valu Holdings Ltd	1,538	37,218
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (a)	435	4,756
TOTAL CONSUMER DISCRETIONARY		170,165

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	2,788	144,873
Metro Inc/CN	692	52,914
North West Co Inc/The	413	14,176
		211,963
Energy - 1.2%
Energy Equipment & Services - 0.1%
Pason Systems Inc	2,647	22,332
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp	1,198	89,945
Canadian Natural Resources Ltd	1,629	51,565
Imperial Oil Ltd	1,160	96,720
PrairieSky Royalty Ltd	1,766	30,372
		268,602
TOTAL ENERGY		290,934

Financials - 5.1%
Banks - 2.4%
Bank of Montreal	1,789	197,467
Canadian Imperial Bank of Commerce	1,066	76,187
Royal Bank of Canada	1,210	155,258
Toronto Dominion Bank	2,237	162,932
		591,844
Capital Markets - 1.4%
Brookfield Asset Management Ltd Class A	1,061	65,424
Brookfield Corp Class A	2,556	171,206
TMX Group Ltd	2,361	96,001
		332,631
Insurance - 1.3%
Definity Financial Corp	1,382	74,456
Intact Financial Corp	355	73,378
Sun Life Financial Inc	2,854	174,008
		321,842
TOTAL FINANCIALS		1,246,317

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Andlauer Healthcare Group Inc Subordinate Voting Shares	611	23,370
Industrials - 1.7%
Ground Transportation - 1.2%
Canadian National Railway Co	1,072	100,098
Canadian Pacific Kansas City Ltd	2,523	185,547
		285,645
Professional Services - 0.5%
Thomson Reuters Corp	564	113,191
Trading Companies & Distributors - 0.0%
Richelieu Hardware Ltd	766	19,166
TOTAL INDUSTRIALS		418,002

Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (a)	1,336	163,308
Software - 0.0%
Computer Modelling Group Ltd	1,691	9,653
TOTAL INFORMATION TECHNOLOGY		172,961

Materials - 0.9%
Chemicals - 0.3%
Nutrien Ltd	1,399	83,005
Containers & Packaging - 0.1%
CCL Industries Inc Class B	234	13,080
Metals & Mining - 0.5%
Franco-Nevada Corp	706	112,463
Triple Flag Precious Metals Corp	203	4,632
		117,095
TOTAL MATERIALS		213,180

TOTAL CANADA		2,746,892
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Lundin Mining Corp	3,499	35,732
CHINA - 0.3%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	326	22,824
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Prosus NV Class N	444	25,364
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	5,239	23,524
TOTAL CHINA		71,712
DENMARK - 1.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	190	31,532
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	255	31,790
Health Care - 0.5%
Biotechnology - 0.0%
Genmab A/S (a)	33	7,105
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	2,300	106,968
TOTAL HEALTH CARE		114,073

Industrials - 0.1%
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	972	17,747
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	4	7,877
TOTAL INDUSTRIALS		25,624

Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	719	46,807
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS (a)(b)(c)	545	25,687
TOTAL DENMARK		275,513
FINLAND - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Elisa Oyj A Shares	358	18,450
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	702	15,285
Financials - 0.4%
Insurance - 0.4%
Mandatum Holding Oy	753	5,120
Sampo Oyj A Shares	9,061	97,365
		102,485
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	498	30,655
Metso Oyj	1,674	21,138
Wartsila OYJ Abp	1,073	29,682
		81,475
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	5,142	21,055
Materials - 0.2%
Paper & Forest Products - 0.2%
Stora Enso Oyj R Shares	1,965	20,259
UPM-Kymmene Oyj	738	19,127
		39,386
TOTAL FINLAND		278,136
FRANCE - 8.5%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.0%
Accor SA	199	10,142
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	32	78,551
Kering SA	43	10,558
LVMH Moet Hennessy Louis Vuitton SE	211	113,268
		202,377
TOTAL CONSUMER DISCRETIONARY		212,519

Consumer Staples - 0.8%
Food Products - 0.7%
Danone SA	2,065	168,993
Personal Care Products - 0.1%
L'Oreal SA	48	21,239
TOTAL CONSUMER STAPLES		190,232

Energy - 0.8%
Energy Equipment & Services - 0.0%
Vallourec SACA	289	5,404
Oil, Gas & Consumable Fuels - 0.8%
TotalEnergies SE	3,298	196,117
TOTAL ENERGY		201,521

Financials - 1.6%
Banks - 0.6%
BNP Paribas SA	1,038	94,643
Credit Agricole SA	741	13,638
Societe Generale SA Series A	546	34,850
		143,131
Capital Markets - 0.0%
Amundi SA (b)(c)	78	5,790
Financial Services - 0.1%
Eurazeo SE	489	28,823
Insurance - 0.9%
AXA SA	4,518	219,436
TOTAL FINANCIALS		397,180

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	750	223,048
Industrials - 2.4%
Aerospace & Defense - 1.2%
Airbus SE	882	177,331
Thales SA	397	106,790
		284,121
Building Products - 0.2%
Cie de Saint-Gobain SA	369	42,331
Electrical Equipment - 0.6%
Legrand SA	936	138,254
Ground Transportation - 0.0%
Stef SA	96	14,505
Machinery - 0.1%
Alstom SA (a)	707	16,584
Trading Companies & Distributors - 0.3%
Rexel SA	1,675	50,808
Thermador Groupe	146	13,629
		64,437
Transportation Infrastructure - 0.0%
Getlink SE Series A	545	9,889
TOTAL INDUSTRIALS		570,121

Information Technology - 0.5%
IT Services - 0.1%
Alten SA	541	44,236
Software - 0.4%
Dassault Systemes SE	2,707	88,928
TOTAL INFORMATION TECHNOLOGY		133,164

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	557	109,582
Real Estate - 0.2%
Diversified REITs - 0.2%
Covivio SA/France	506	32,886
Industrial REITs - 0.0%
ARGAN SA	122	9,175
Office REITs - 0.0%
Gecina SA	79	7,771
TOTAL REAL ESTATE		49,832

TOTAL FRANCE		2,087,199
GERMANY - 9.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom AG	1,656	59,394
Interactive Media & Services - 0.1%
Scout24 SE (b)(c)	119	15,943
TOTAL COMMUNICATION SERVICES		75,337

Consumer Discretionary - 0.3%
Automobiles - 0.2%
Bayerische Motoren Werke AG	384	36,758
Mercedes-Benz Group AG	133	7,530
		44,288
Specialty Retail - 0.1%
Auto1 Group SE (a)(b)(c)	281	8,498
Fielmann Group AG	204	12,944
		21,442
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	88	16,877
TOTAL CONSUMER DISCRETIONARY		82,607

Consumer Staples - 0.3%
Household Products - 0.3%
Henkel AG & Co KGaA	1,102	78,364
Financials - 2.8%
Banks - 0.1%
Commerzbank AG	405	14,808
Capital Markets - 1.2%
Deutsche Boerse AG	1,056	305,593
Insurance - 1.5%
Allianz SE	389	153,725
Hannover Rueck SE	202	61,411
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	229	149,920
		365,056
TOTAL FINANCIALS		685,457

Health Care - 0.2%
Health Care Providers & Services - 0.0%
Fresenius SE & Co KGaA	275	13,174
Pharmaceuticals - 0.2%
Merck KGaA	297	37,120
TOTAL HEALTH CARE		50,294

Industrials - 1.6%
Aerospace & Defense - 0.7%
Rheinmetall AG	90	178,155
Air Freight & Logistics - 0.1%
Deutsche Post AG	348	15,592
Industrial Conglomerates - 0.6%
Siemens AG	553	140,851
Machinery - 0.2%
Gea Group Ag	696	50,119
Norma Group SE	440	7,823
		57,942
TOTAL INDUSTRIALS		392,540

Information Technology - 3.3%
IT Services - 0.0%
Bechtle AG	131	5,714
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	1,091	42,858
Software - 3.1%
Nemetschek SE	241	36,056
SAP SE	2,452	701,164
		737,220
TOTAL INFORMATION TECHNOLOGY		785,792

Materials - 0.4%
Chemicals - 0.1%
BASF SE	256	12,547
Covestro AG	153	10,371
Symrise AG	85	7,705
		30,623
Construction Materials - 0.3%
Heidelberg Materials AG	334	77,052
TOTAL MATERIALS		107,675

TOTAL GERMANY		2,258,066
HONG KONG - 0.6%
Financials - 0.3%
Capital Markets - 0.0%
Hong Kong Exchanges & Clearing Ltd	117	6,332
Insurance - 0.3%
Prudential PLC	5,038	63,913
TOTAL FINANCIALS		70,245

Industrials - 0.3%
Ground Transportation - 0.3%
MTR Corp Ltd	23,350	83,996
TOTAL HONG KONG		154,241
INDIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (b)	531	33,453
INDONESIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Central Asia Tbk PT	32,129	16,103
IRELAND - 0.5%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	3,030	7,523
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	1,864	14,704
Industrials - 0.4%
Building Products - 0.3%
Kingspan Group PLC	916	75,945
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	212	22,737
TOTAL INDUSTRIALS		98,682

Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	3,210	3,575
TOTAL IRELAND		124,484
ISRAEL - 0.4%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	72	33,230
Information Technology - 0.3%
Communications Equipment - 0.1%
Ituran Location and Control Ltd	323	12,758
IT Services - 0.1%
Wix.com Ltd (a)	120	16,324
Software - 0.1%
Check Point Software Technologies Ltd (a)	37	6,889
Nice Ltd (a)	109	17,107
		23,996
TOTAL INFORMATION TECHNOLOGY		53,078

TOTAL ISRAEL		86,308
ITALY - 3.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Moncler SpA	354	18,963
Prada Spa	4,012	21,837
		40,800
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	3,826	65,300
Financials - 2.3%
Banks - 2.0%
Banco BPM SpA	715	9,139
BPER Banca SPA	1,687	16,626
FinecoBank Banca Fineco SpA	2,189	46,764
Intesa Sanpaolo SpA	4,648	28,005
Mediobanca Banca di Credito Finanziario SpA	5,341	117,880
UniCredit SpA	3,731	274,505
		492,919
Financial Services - 0.0%
Banca Mediolanum SpA	367	6,491
Insurance - 0.3%
Generali	1,857	69,341
TOTAL FINANCIALS		568,751

Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	447	25,709
Industrials - 0.4%
Aerospace & Defense - 0.2%
Leonardo SpA	777	41,883
Electrical Equipment - 0.0%
Prysmian SpA	323	25,796
Machinery - 0.2%
Interpump Group SpA	997	40,914
TOTAL INDUSTRIALS		108,593

TOTAL ITALY		809,153
JAPAN - 15.0%
Communication Services - 1.6%
Entertainment - 1.2%
Capcom Co Ltd	966	24,590
Konami Group Corp	112	15,205
Nintendo Co Ltd	2,946	246,224
		286,019
Interactive Media & Services - 0.0%
LY Corp	4,388	16,038
Wireless Telecommunication Services - 0.4%
KDDI Corp	2,585	42,424
SoftBank Group Corp	665	50,779
		93,203
TOTAL COMMUNICATION SERVICES		395,260

Consumer Discretionary - 1.2%
Automobiles - 0.3%
Isuzu Motors Ltd	1,275	16,340
Subaru Corp	400	7,358
Yamaha Motor Co Ltd	5,479	39,629
		63,327
Broadline Retail - 0.0%
Rakuten Group Inc (a)	2,207	11,167
Household Durables - 0.6%
Sekisui House Ltd	1,137	23,851
Sony Group Corp	4,266	102,611
Sumitomo Forestry Co Ltd	1,377	13,833
		140,295
Specialty Retail - 0.3%
Sanrio Co Ltd	300	12,310
USS Co Ltd	3,161	34,357
ZOZO Inc	1,695	16,779
		63,446
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	245	5,760
TOTAL CONSUMER DISCRETIONARY		283,995

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.0%
YAKUODO Holdings Co Ltd	200	3,053
Food Products - 0.5%
Ajinomoto Co Inc	4,794	126,832
TOTAL CONSUMER STAPLES		129,885

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	6,545	34,352
San-Ai Obbli Co Ltd	562	7,576
		41,928
Financials - 2.7%
Banks - 1.3%
Concordia Financial Group Ltd	2,848	18,886
Mitsubishi UFJ Financial Group Inc	5,900	81,318
Mizuho Financial Group Inc	1,100	32,265
Sumitomo Mitsui Financial Group Inc	7,435	187,560
Sumitomo Mitsui Trust Group Inc	224	5,872
		325,901
Capital Markets - 0.2%
Daiwa Securities Group Inc	5,614	39,084
Nomura Holdings Inc	1,608	10,623
		49,707
Financial Services - 0.2%
ORIX Corp	1,970	44,252
Insurance - 1.0%
Sompo Holdings Inc	912	26,892
Tokio Marine Holdings Inc	5,594	224,616
		251,508
TOTAL FINANCIALS		671,368

Health Care - 1.0%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	1,508	190,254
Sysmex Corp	602	9,780
		200,034
Health Care Technology - 0.0%
Software Service Inc	112	10,080
Pharmaceuticals - 0.1%
Chugai Pharmaceutical Co Ltd	112	5,369
Daiichi Sankyo Co Ltd	797	19,552
		24,921
TOTAL HEALTH CARE		235,035

Industrials - 4.6%
Air Freight & Logistics - 0.1%
SG Holdings Co Ltd	1,228	13,624
Commercial Services & Supplies - 0.0%
CTS Co Ltd	925	5,356
Pronexus Inc	910	6,832
		12,188
Electrical Equipment - 0.1%
Mitsubishi Electric Corp	668	15,025
Ground Transportation - 0.2%
Hankyu Hanshin Holdings Inc	1,636	42,637
Tokyu Corp	1,556	17,515
		60,152
Industrial Conglomerates - 1.4%
Hitachi Ltd	11,430	349,765
Machinery - 1.0%
Ebara Corp	1,127	20,580
FANUC Corp	1,151	32,040
IHI Corp	111	12,361
Komatsu Ltd	1,037	33,410
Mitsubishi Heavy Industries Ltd	5,875	140,274
		238,665
Marine Transportation - 0.0%
Nippon Yusen KK	109	3,823
Professional Services - 1.1%
BayCurrent Inc	825	47,372
Recruit Holdings Co Ltd	3,526	209,202
Visional Inc (a)	100	7,816
		264,390
Trading Companies & Distributors - 0.7%
ITOCHU Corp	2,314	121,376
Marubeni Corp	1,926	39,432
		160,808
TOTAL INDUSTRIALS		1,118,440

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.9%
Azbil Corp	7,800	72,886
Ibiden Co Ltd	600	25,374
Keyence Corp	225	81,390
Yokogawa Electric Corp	1,206	32,145
		211,795
IT Services - 0.7%
Fujitsu Ltd	3,920	85,393
NEC Corp	543	15,593
Nomura Research Institute Ltd	606	23,980
NSD Co Ltd	334	7,989
Softcreate Holdings Corp	225	3,335
TIS Inc	1,473	46,992
		183,282
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	1,600	106,399
Renesas Electronics Corp	3,232	39,311
Tokyo Electron Ltd	224	35,611
		181,321
Software - 0.1%
Broadleaf Co Ltd	1,889	9,539
Miroku Jyoho Service Co Ltd	344	4,291
		13,830
Technology Hardware, Storage & Peripherals - 0.4%
FUJIFILM Holdings Corp	4,084	84,711
Ricoh Co Ltd	2,339	20,510
		105,221
TOTAL INFORMATION TECHNOLOGY		695,449

Materials - 0.4%
Chemicals - 0.3%
Mitsubishi Chemical Group Corp	2,171	11,825
Nitto Denko Corp	114	2,359
Shin-Etsu Chemical Co Ltd	1,218	35,051
Toray Industries Inc	2,909	19,897
		69,132
Metals & Mining - 0.1%
JFE Holdings Inc	615	7,117
Sumitomo Metal Mining Co Ltd	1,262	27,758
		34,875
TOTAL MATERIALS		104,007

Utilities - 0.0%
Gas Utilities - 0.0%
Tokyo Gas Co Ltd	225	7,535
TOTAL JAPAN		3,682,902
LUXEMBOURG - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	216	16,594
NETHERLANDS - 2.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	11,932	53,306
Financials - 0.1%
Capital Markets - 0.1%
Van Lanschot Kempen NV depository receipt	314	20,533
Financial Services - 0.0%
Adyen NV (a)(b)(c)	2	3,430
TOTAL FINANCIALS		23,963

Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE (a)	10	6,716
Industrials - 0.9%
Construction & Engineering - 0.0%
Koninklijke Heijmans N.V depository receipt	165	10,545
Electrical Equipment - 0.0%
TKH Group NV depository receipt	146	6,024
Professional Services - 0.7%
Wolters Kluwer NV	964	150,386
Trading Companies & Distributors - 0.2%
IMCD NV	427	46,936
TOTAL INDUSTRIALS		213,891

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	13	6,342
ASML Holding NV	473	330,945
BE Semiconductor Industries NV	287	39,008
		376,295
Software - 0.1%
Topicus.com Inc (a)	124	17,004
TOTAL INFORMATION TECHNOLOGY		393,299

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	195	12,246
TOTAL NETHERLANDS		703,421
NEW ZEALAND - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	6,145	20,659
NORWAY - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	527	8,090
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	556	10,406
Orkla ASA	1,997	21,054
		31,460
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Equinor ASA	2,197	56,436
Financials - 0.2%
Banks - 0.1%
DNB Bank ASA	800	20,297
Insurance - 0.1%
Gjensidige Forsikring ASA	859	22,649
TOTAL FINANCIALS		42,946

Industrials - 0.2%
Aerospace & Defense - 0.2%
Kongsberg Gruppen ASA	1,585	47,487
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	1,212	7,184
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	1,189	4,254
TOTAL NORWAY		197,857
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	2,564	48,960
SINGAPORE - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	1,464	4,363
Financials - 0.4%
Banks - 0.3%
United Overseas Bank Ltd	2,453	68,151
Capital Markets - 0.1%
Singapore Exchange Ltd	1,500	18,392
TOTAL FINANCIALS		86,543

Industrials - 0.6%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	3,822	25,712
Industrial Conglomerates - 0.4%
Keppel Ltd	14,186	92,164
Passenger Airlines - 0.1%
Singapore Airlines Ltd	5,150	26,899
TOTAL INDUSTRIALS		144,775

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	880	22,551
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CapitaLand Investment Ltd/Singapore	13,761	29,308
TOTAL SINGAPORE		287,540
SPAIN - 2.8%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Amadeus IT Group SA Class A	1,002	80,524
Specialty Retail - 0.0%
Industria de Diseno Textil SA	231	11,034
TOTAL CONSUMER DISCRETIONARY		91,558

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	1,311	19,877
Financials - 2.1%
Banks - 2.1%
Banco Bilbao Vizcaya Argentaria SA	765	12,759
Banco de Sabadell SA	1,820	6,731
Banco Santander SA	40,279	346,029
Bankinter SA	2,536	36,176
CaixaBank SA	11,437	107,603
		509,298
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Clinica Baviera SA	104	5,186
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	290	19,990
Machinery - 0.0%
Fluidra SA	255	6,390
TOTAL INDUSTRIALS		26,380

Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola SA	1,186	20,846
Redeia Corp SA	383	7,408
		28,254
TOTAL SPAIN		680,553
SWEDEN - 3.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telia Co AB	7,734	27,344
Interactive Media & Services - 0.0%
Hemnet Group AB	253	7,309
Wireless Telecommunication Services - 0.1%
Tele2 AB B Shares	1,684	26,027
TOTAL COMMUNICATION SERVICES		60,680

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Autoliv Inc	69	7,697
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	334	5,667
Evolution AB (b)(c)	228	20,319
		25,986
TOTAL CONSUMER DISCRETIONARY		33,683

Financials - 0.3%
Banks - 0.0%
Svenska Handelsbanken AB A Shares	707	8,614
Swedbank AB A1 Shares	201	5,361
		13,975
Capital Markets - 0.1%
EQT AB	831	27,903
Financial Services - 0.2%
Investor AB B Shares	1,404	40,804
TOTAL FINANCIALS		82,682

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	239	4,221
Industrials - 1.8%
Aerospace & Defense - 0.1%
INVISIO AB	565	18,325
Building Products - 0.3%
Assa Abloy AB B Shares	2,337	77,332
Machinery - 1.1%
Atlas Copco AB A Shares	9,937	151,324
Epiroc AB A Shares	2,969	60,522
Epiroc AB B Shares	393	7,058
Indutrade AB	1,658	40,378
Sandvik AB	163	3,983
		263,265
Trading Companies & Distributors - 0.3%
AddTech AB B Shares	1,754	59,128
Bergman & Beving AB B Shares	290	9,332
		68,460
TOTAL INDUSTRIALS		427,382

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Lagercrantz Group AB B Shares	3,167	73,697
Materials - 0.5%
Metals & Mining - 0.4%
Boliden AB (a)	2,120	65,165
Paper & Forest Products - 0.1%
Svenska Cellulosa AB SCA B Shares	2,621	32,892
TOTAL MATERIALS		98,057

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
John Mattson Fastighetsforetagen AB (a)	770	4,845
TOTAL SWEDEN		785,247
SWITZERLAND - 3.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Avolta AG	97	5,042
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA Series A	53	8,654
TOTAL CONSUMER DISCRETIONARY		13,696

Financials - 1.3%
Banks - 0.0%
Banque Cantonale Vaudoise	118	13,692
Capital Markets - 0.2%
Partners Group Holding AG	29	39,327
Insurance - 1.1%
Swiss Life Holding AG	48	49,983
Zurich Insurance Group AG	323	220,321
		270,304
TOTAL FINANCIALS		323,323

Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Sonova Holding AG	97	26,547
Straumann Holding AG	114	13,890
		40,437
Life Sciences Tools & Services - 0.2%
Lonza Group AG	64	44,606
Tecan Group AG	60	11,967
		56,573
TOTAL HEALTH CARE		97,010

Industrials - 1.0%
Building Products - 0.0%
Geberit AG	9	6,914
Electrical Equipment - 0.5%
ABB Ltd	1,988	129,813
Machinery - 0.4%
Schindler Holding AG	81	29,439
Schindler Holding AG	46	16,225
VAT Group AG (b)(c)	117	41,412
		87,076
Professional Services - 0.1%
SGS SA	126	12,844
TOTAL INDUSTRIALS		236,647

Information Technology - 0.3%
Software - 0.2%
Temenos AG	381	34,312
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	338	31,684
TOTAL INFORMATION TECHNOLOGY		65,996

Materials - 0.4%
Chemicals - 0.3%
DSM-Firmenich AG	230	22,098
Givaudan SA	8	33,596
Sika AG	67	15,811
		71,505
Containers & Packaging - 0.1%
SIG Group AG	1,917	31,153
TOTAL MATERIALS		102,658

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Swiss Prime Site AG	409	56,699
TOTAL SWITZERLAND		896,029
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd	6,446	247,606
UNITED KINGDOM - 14.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc (a)	869	10,191
Interactive Media & Services - 0.3%
Auto Trader Group PLC (b)(c)	2,477	27,345
Rightmove PLC	3,517	38,022
		65,367
Media - 0.3%
Informa PLC	6,712	76,959
TOTAL COMMUNICATION SERVICES		152,517

Consumer Discretionary - 2.7%
Broadline Retail - 0.0%
B&M European Value Retail SA	1,282	3,799
Diversified Consumer Services - 0.1%
Pearson PLC	1,410	19,939
Hotels, Restaurants & Leisure - 2.1%
Compass Group PLC	8,608	302,481
InterContinental Hotels Group PLC	699	80,413
InterContinental Hotels Group PLC ADR	1,089	126,498
On the Beach Group PLC (b)(c)	2,352	8,387
Whitbread PLC	178	7,177
		524,956
Household Durables - 0.2%
Barratt Redrow PLC	11,373	56,189
Leisure Products - 0.2%
Games Workshop Group PLC	202	43,457
Specialty Retail - 0.1%
JD Sports Fashion PLC	2,160	2,437
Kingfisher PLC	5,377	19,120
		21,557
TOTAL CONSUMER DISCRETIONARY		669,897

Consumer Staples - 0.7%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	303	29,367
Diageo PLC	1,191	28,867
		58,234
Consumer Staples Distribution & Retail - 0.4%
J Sainsbury PLC	8,846	35,445
Marks & Spencer Group PLC	1,843	8,464
Tesco PLC	7,557	42,458
		86,367
Food Products - 0.0%
Premier Foods PLC	1,215	3,093
Personal Care Products - 0.1%
Unilever PLC	321	18,625
TOTAL CONSUMER STAPLES		166,319

Financials - 4.6%
Banks - 1.8%
HSBC Holdings PLC	9,798	119,369
Lloyds Banking Group PLC	114,252	117,390
NatWest Group PLC	16,803	116,639
Standard Chartered PLC	5,479	98,222
		451,620
Capital Markets - 2.2%
3i Group PLC	3,813	208,351
London Stock Exchange Group PLC	2,198	267,926
Petershill Partners PLC (b)(c)	1,470	4,562
Schroders PLC	4,318	22,297
St James's Place PLC	620	10,714
		513,850
Insurance - 0.6%
Admiral Group PLC	340	15,347
Aviva PLC	5,073	43,454
Beazley PLC	2,813	33,231
Legal & General Group PLC	10,653	36,040
Phoenix Group Holdings PLC	2,825	24,773
		152,845
TOTAL FINANCIALS		1,118,315

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (b)(c)	9,720	29,961
Pharmaceuticals - 0.2%
Astrazeneca PLC	361	52,667
TOTAL HEALTH CARE		82,628

Industrials - 4.5%
Aerospace & Defense - 1.8%
Avon Technologies PLC	996	27,820
BAE Systems PLC	16,411	391,577
Melrose Industries PLC	1,779	12,034
		431,431
Industrial Conglomerates - 0.4%
DCC PLC	762	47,902
Smiths Group PLC	1,507	46,810
		94,712
Machinery - 0.1%
Bodycote PLC	2,479	20,839
IMI PLC	221	6,485
Rotork PLC	1,703	7,323
		34,647
Marine Transportation - 0.0%
Clarkson PLC	206	9,399
Professional Services - 1.7%
GlobalData PLC	1,389	2,595
Intertek Group PLC	940	61,326
RELX PLC	6,965	361,909
		425,830
Trading Companies & Distributors - 0.5%
Ashtead Group PLC	131	8,785
Diploma PLC	1,148	81,567
Howden Joinery Group PLC	2,080	24,173
RS GROUP PLC	565	4,171
		118,696
TOTAL INDUSTRIALS		1,114,715

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.5%
Halma PLC	1,523	65,409
Spectris PLC	1,056	55,645
		121,054
IT Services - 0.0%
Softcat PLC	142	3,062
Software - 0.3%
Sage Group PLC/The	4,995	80,479
TOTAL INFORMATION TECHNOLOGY		204,595

Materials - 0.1%
Chemicals - 0.0%
Synthomer PLC (a)	1,919	2,078
Metals & Mining - 0.1%
Hill & Smith PLC	551	14,881
TOTAL MATERIALS		16,959

Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	1,017	7,756
Industrial REITs - 0.1%
Segro PLC	1,882	16,092
Real Estate Management & Development - 0.0%
Grainger PLC	1,410	3,826
Savills PLC	387	5,004
		8,830
TOTAL REAL ESTATE		32,678

Utilities - 0.1%
Electric Utilities - 0.1%
SSE PLC	467	11,447
Multi-Utilities - 0.0%
National Grid PLC	446	6,267
TOTAL UTILITIES		17,714

TOTAL UNITED KINGDOM		3,576,337
UNITED STATES - 10.9%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (a)	98	61,401
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	316	15,978
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
PriceSmart Inc	52	5,589
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
BP PLC	6,059	32,478
Shell PLC	144	5,174
Shell PLC ADR	863	62,318
		99,970
Financials - 3.1%
Capital Markets - 1.4%
Moody's Corp	238	122,744
S&P Global Inc	381	209,969
		332,713
Financial Services - 1.0%
Mastercard Inc Class A	165	93,468
Visa Inc Class A	475	164,098
		257,566
Insurance - 0.7%
Marsh & McLennan Cos Inc	569	113,345
Swiss Re AG	259	46,634
		159,979
TOTAL FINANCIALS		750,258

Health Care - 1.1%
Health Care Equipment & Supplies - 0.4%
Alcon AG	1,016	89,836
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	328	16,395
Pharmaceuticals - 0.7%
GSK PLC	3,682	67,727
Novartis AG	345	39,291
Roche Holding AG	172	57,767
		164,785
TOTAL HEALTH CARE		271,016

Industrials - 3.1%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	243	12,238
Electrical Equipment - 2.3%
GE Vernova Inc	322	212,613
Schneider Electric SE	1,255	324,786
		537,399
Professional Services - 0.8%
Experian PLC	3,700	194,956
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc (United Kingdom)	24	5,366
TOTAL INDUSTRIALS		749,959

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (a)	53	21,808
Materials - 2.8%
Chemicals - 1.2%
Linde PLC	601	276,617
Sherwin-Williams Co/The	47	15,551
		292,168
Construction Materials - 1.6%
CRH PLC	4,208	401,654
James Hardie Industries PLC depository receipt (a)	165	4,330
		405,984
TOTAL MATERIALS		698,152

TOTAL UNITED STATES		2,674,131
TOTAL COMMON STOCKS (Cost $20,289,434)		23,825,224

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG (Cost $22,142)	240	21,117

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $974,060)	4.33	973,865	974,060

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $21,285,636)	24,820,401
NET OTHER ASSETS (LIABILITIES) - (0.9)% (d)	(214,078)
NET ASSETS - 100.0%	24,606,323

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Sep 2025	392,010	(3,969)	(3,969)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,787 or 0.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $191,334 or 0.8% of net assets.

(d)	Includes $26,514 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	690,934	8,554,684	8,271,558	22,855	-	-	974,060	973,865	0.0%
Total	690,934	8,554,684	8,271,558	22,855	-	-	974,060

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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